LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of Assets and Liabilities	The components of operating and finance leases are presented on the Company’s Consolidated Balance Sheets as follows (in thousands):

	Financial statement line item	June 30, 2022
Assets:
Operating lease right-of-use assets	Other noncurrent assets	$6,401
Finance lease right-of-use assets	Property, plant and equipment, net	$97,655
Liabilities:
Operating lease liabilities, current portion	Accrued expenses and other	$75
Operating lease liabilities, net of current portion	Other noncurrent liabilities	$1,127
Finance lease liabilities, current portion	Finance lease liabilities, current portion	$28,570
Finance lease liabilities, net of current portion	Finance lease liabilities, net of current portion	$48,701

Schedule of Lease Cost
The components of lease expense were as follows (in thousands):

	Financial statement line item	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating lease expense	General and administrative expenses	$154	$309
Short-term lease expense	General and administrative expenses	287	477
Finance lease expense:
Amortization of right-of-use assets	Cost of revenue	8,699	18,523
Interest on lease liabilities	Interest expense, net	2,248	4,339

Total finance lease expense		10,947	22,862

Total lease expense		$11,388	$23,648

Information relating to the lease term and discount rate is as follows:

June 30, 2022
Weighted Average Remaining Lease Term (Years)
Operating leases	21.5
Finance leases	2.5
Weighted Average Discount Rate
Operating leases	6.4%
Finance leases	11.0%

Schedule of Supplemental Cash Flow Information	The following table summarizes the Company’s supplemental cash flow information (in thousands):

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Lease Payments
Operating lease payments	$101	$202
Finance lease payments	$15,169	$27,526
Supplemental Noncash Information
Operating lease right-of-use assets obtained in exchange for lease obligations	$—	$—
Finance lease right-of-use assets obtained in exchange for lease obligations	$—	$10,557

Schedule of Operating Lease Liability, Maturity	The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at June 30, 2022, and thereafter (in thousands):

	Operating leases	Finance leases
Remaining 2022	$69	$18,131
2023	170	34,948
2024	170	31,332
2025	170	4,509
2026	170	3
2027	170	—
Thereafter	1,251	—

Total lease payments	2,170	88,923
Less: imputed interest	968	11,652

Total	$1,202	$77,271

Schedule of Finance Lease Liability, Maturity	The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at June 30, 2022, and thereafter (in thousands)

	Operating leases	Finance leases
Remaining 2022	$69	$18,131
2023	170	34,948
2024	170	31,332
2025	170	4,509
2026	170	3
2027	170	—
Thereafter	1,251	—

Total lease payments	2,170	88,923
Less: imputed interest	968	11,652

Total	$1,202	$77,271